FEDERAL INCOME TAXES (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 1997
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation Deductions Bad Debt		8.00%
Retained Earnings Not Recognized Federal Income Taxes	$ 5,200,000
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Bad Debt Reserve for Tax Purposes of Qualified Lender	1,800,000
Taxes Payable	$ 80,000